Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (20,048)	$ (26,332)
Actuarial loss	62
Foreign currency translation adjustments	(427)	(14,052)
Comprehensive loss	(20,413)	(40,384)
Less: Comprehensive income (loss) attributable to noncontrolling interests	38	(300)
Comprehensive loss attributable to the Company	$ (20,451)	$ (40,084)